DEBT (Tables)	6 Months Ended
Jun. 30, 2014
DEBT
Schedule of committed credit facilities

		June 30, 2014			December 31, 2013
	Maturity Dates	Total Facilities	Draws[2]	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2015	300	196	104	300
Gas Distribution	2016-2019	1,008	708	300	713
Sponsored Investments	2015-2018	4,797	1,831	2,966	4,781
Corporate	2015-2018	11,947	3,986	7,961	11,805
		18,052	6,721	11,331	17,599
Southern Lights project financing[1]	2014-2015	1,574	1,502	72	1,570
Total committed credit facilities		19,626	8,223	11,403	19,169

1         Total facilities are inclusive of $63 million for debt service reserve letters of credit.

2         Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.